Consolidated Statements Of Equity - USD ($) $ in Thousands	Total		Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total Stockholders' Equity [Member]	Noncontrolling Interests [Member]	Class A Common Stock [Member]	Class A Common Stock [Member] Retained Earnings [Member]	Class B Common Stock [Member]	Class B Common Stock [Member] Retained Earnings [Member]
Total equity begining balance at Nov. 30, 2011			$ 2,341,079	$ 956,401	$ (621,220)		$ 607,057	$ 16,910
Statement of Equity [Roll Forward]
Employee stock and director plans			29,006		(17,149)			330
Tax benefit from share-based awards	$ (22,544)		22,544
Amortization of restricted stock and performance-based stock options			29,312
Conversion of convertible senior notes to Class A common shares			0					0
Equity adjustment related to purchase of noncontrolling interests			0				0
Net earnings attributable to Lennar	679,124			679,124
Dividends, common stock, cash									$ (25,387)		$ (5,007)
Treasury stock reissued					5,523
Net income (loss) attributable to noncontrolling interest	21,792	[1]					(21,792)
Receipts related to noncontrolling interests							1,659
Payments related to noncontrolling interests							(480)
Non-cash purchase or activity of noncontrolling interests							0
Total equity ending balance at Nov. 30, 2012	4,001,208		2,421,941	1,605,131	(632,846)	$ 3,414,764	586,444	17,240		$ 3,298
Statement of Equity [Roll Forward]
Employee stock and director plans			17,423		4,827			243
Tax benefit from share-based awards	(17,162)		17,162
Amortization of restricted stock and performance-based stock options			33,559
Conversion of convertible senior notes to Class A common shares			293,106					1,000
Equity adjustment related to purchase of noncontrolling interests			(61,945)				101,550
Net earnings attributable to Lennar	479,674			479,674
Dividends, common stock, cash									(25,635)		(5,277)
Net income (loss) attributable to noncontrolling interest	(25,252)	[1]					25,252
Receipts related to noncontrolling interests							8,236
Payments related to noncontrolling interests							(201,655)
Non-cash consolidations							2,242
Non-cash purchase or activity of noncontrolling interests	(82,300)						(63,500)
Total equity ending balance at Nov. 30, 2013	4,627,470	[2]	2,721,246	2,053,893	(628,019)	4,168,901	458,569	18,483		3,298
Statement of Equity [Roll Forward]
Employee stock and director plans			1,514		(7,613)			114
Treasury stock, retired, cost method, amount			(541,019)		542,192			(1,173)
Tax benefit from share-based awards	0		17,382
Amortization of restricted stock and performance-based stock options			40,581
Conversion of convertible senior notes to Class A common shares			0					0
Net earnings attributable to Lennar	638,916			638,916
Dividends, common stock, cash									$ (27,766)		$ (5,009)
Treasury stock reissued					0
Net income (loss) attributable to noncontrolling interest	10,223	[1]					(10,223)
Receipts related to noncontrolling interests							12,859
Payments related to noncontrolling interests							(155,625)
Non-cash consolidations							118,272
Non-cash purchase or activity of noncontrolling interests							430
Total equity ending balance at Nov. 30, 2014	$ 5,251,302	[2]	$ 2,239,704	$ 2,660,034	$ (93,440)	$ 4,827,020	$ 424,282	$ 17,424		$ 3,298

[1]	Net earnings (loss) attributable to noncontrolling interests for the years ended November 30, 2014, 2013 and 2012 included ($22.5) million, $6.2 million and ($14.4) million, respectively, of net earnings (loss) related to the FDIC’s interest in the portfolio of real estate loans that the Company acquired in partnership with the FDIC.
[2]	As of November 30, 2014, total liabilities include $149.8 million related to consolidated VIEs as to which there was no recourse against the Company, of which $6.8 million is included in Lennar Homebuilding accounts payable, $45.0 million in Lennar Homebuilding liabilities related to consolidated inventory not owned, $61.6 million in Lennar Homebuilding senior notes and other debts payable, $14.8 million in Lennar Homebuilding other liabilities and $21.5 million in Rialto liabilities.As of November 30, 2013, total liabilities include $294.8 million related to consolidated VIEs as to which there was no recourse against the Company, of which $3.0 million is included in Lennar Homebuilding accounts payable, $191.6 million in Lennar Homebuilding liabilities related to consolidated inventory not owned, $75.1 million in Lennar Homebuilding senior notes and other debts payable, $4.9 million in Lennar Homebuilding other liabilities and $20.2 million in Rialto liabilities.